Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2025	June 30, 2026
	RMB	RMB
Deductible Value Added Tax (“VAT”)	23,135	31,094
Staff advance (i)	15,849	4,452
Service fees (ii)	14,781	23,400
Rental and other deposits	2,580	2,602
Others	3,714	2,708
Balance at the end of the year	60,059	64,256

(i)	Staff advances mainly consist of business expenses advanced to employees.

(ii)	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.